Reportable Segments (Tables) - One Energy Enterprises Inc [Member]	12 Months Ended
Dec. 31, 2023
Schedule of Selected consolidated financial information by segment
Selected consolidated financial information by segment for the years ended December 31, 2023, and 2022, shown as follows (with intercompany transactions eliminated in Corporate and eliminations):

	For the Year Ended December 31, 2023
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Operating revenues	$4,025,202	$1,884,197	$99,589	$6,008,988
Depreciation, amortization, and accretion expense	$2,858,625	$873,811	$269,092	$4,001,528
Loss from operations	$(555,992)	$(4,826,006)	$(12,872,854)	$(18,254,852)

	For the Year Ended December 31, 2022
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Operating revenues	$4,399,220	$3,527,403	$(5,470)	$7,921,153
Depreciation, amortization, and accretion expense	$2,817,765	$411,655	$322,857	$3,552,277
Loss from operations	$(84,150)	$(1,642,740)	$(8,334,163)	$(10,061,053)

	As of December 31, 2023
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Total assets	$50,777,471	$8,406,573	$16,601,224	$75,785,268
Total capital expenditures	$2,091,966	$2,018,227	$2,756,117	$6,866,310

	As of December 31, 2022
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Total assets	$44,133,316	$7,246,214	$16,898,426	$68,277,956
Total capital expenditures	$348,183	$5,868,507	$3,942	$6,220,632

Schedule of four major customers with revenues
In the years ended December 31, 2023, and 2022, the Company had four major customers with revenues exceeding 10% of total operating revenues.

		December 31,
	Segment	2023	2022
Customer A	Long Term Contracts	22%	22%
Customer B	Long Term Contracts	18%	19%
Customer C	Short Term Contracts	*	18%
Customer D	Short Term Contracts	*	17%
Customer E	Long Term Contracts	16%	*
Customer F	Short Term Contracts	15%	*

Total operating revenues from major customers		71%	76%

*	Does not represent 10% or more of operating revenues in the respective year.